Events After the Reporting Period	12 Months Ended
Mar. 31, 2024
Disclosure Of Nonadjusting Events After Reporting Period Abstract
Events After the Reporting Period [Text Block]

26. Events After the Reporting Period

Subsequent to the end of the reporting period:

▪	Between April 1 2024 and June 30, 2024, 55,642 stock options exercisable at a weighted average share price of CDN $10.09 were forfeited;

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On May 9, 2024 the Company completed an underwritten offering of 1,500,000 common shares and warrants to purchase 1,575,000 common shares for gross proceeds of $2,325,750 before deducting underwriting discounts and offering expenses. The warrants have an exercise price of $1.82 per share and expire three years from the date of issuance;

▪	During May 2024 the Company repossessed 5 EV 250s and one EV 350 that the company had leased to the customer due to the customer's default under the leases.

▪	On June 28, 2024 the Company issued 20,000 stock options exercisable at CDN $1.40 per share that expire on June 28, 2029.